S000080443 [Member] Investment Strategy - iShares Climate Conscious & Transition MSCI USA ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI USA Extended Climate Action Index (the “Underlying Index”), which was developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is composed of U.S. large- and mid-capitalization companies based on their positioning, relative to their sector peers, with respect to the transition to a low-carbon economy, as determined by MSCI. The Index Provider uses data provided by
MSCI Solutions LLC and other sources to assess companies for eligibility for inclusion in the Underlying Index and to rank and select securities based primarily on current emissions intensity, emissions reduction targets, green revenue, and/or climate risk management.
The Underlying Index seeks to reflect the overall sector composition of the MSCI USA Index (the “Parent Index”) by including approximately 50% of the companies from each Global Industry Classification Standard (“GICS”) sector in the Parent Index. The Parent Index is a float-adjusted market capitalization weighted index designed to measure the performance of the large- and mid-capitalization companies in the U.S. market, irrespective of their climate impact. As a result, the Underlying Index will include constituents from a broad range of sectors in the U.S. market, including sectors that have more climate impact than other sectors.
In constructing the Underlying Index, the Index Provider begins with the constituent universe of the Parent Index and applies several types of exclusionary screens.
The business involvement screens exclude securities of companies involved in the business of tobacco, controversial or nuclear weapons, thermal coal mining or sales or oil sands extraction. Certain exclusions (e.g., controversial and nuclear weapons) are categorical, and others are based on revenue or percentage of revenue thresholds.
The Index Provider also excludes companies that it determines are directly involved in ongoing, “very severe” environmental, social or governance (“ESG”) controversies, defined as an instance or ongoing situation in which company operations and/or products allegedly are directly implicated in having a negative ESG impact, including alleged violations of laws, regulations, or accepted international norms (e.g., human rights violations or toxic emissions and waste). To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub-categories. The Index Provider also excludes companies that are not assessed by the Index Provider regarding ESG controversies.
Another screen excludes issuers that have high “emissions intensity” or high “total potential carbon emissions,” meaning that the issuer is in the worst 5% of the MSCI ACWI Index for the emissions metric, as determined by the Index Provider. However, high emitters are not excluded by this screen if they have emissions reduction targets that have been approved by the Science-Based Targets initiative (“SBTi”). SBTi does not monitor whether companies modify their targets or make progress toward the targets. “Emissions intensity” is defined by the Index Provider as Scope 1+2+3 global greenhouse gas (“GHG”) emissions as a percentage of the issuer’s enterprise value and cash. “Total potential carbon emissions” are the sum of the potential carbon emissions of the fossil fuel reserves, excluding metallurgical coal reserves, owned by an issuer, and are calculated only for companies that the Index Provider considers most likely to use their fossil fuel reserves for energy applications (i.e., burned or combusted to produce power or heat). Issuers without data on their emissions intensity are excluded from the Underlying Index.
Also excluded are issuers in the worst quartile of their GICS sector within the Parent Index based on their management of one or more climate change risks and opportunities (e.g., carbon emissions, product carbon footprint, climate change vulnerability, biodiversity and land use, and opportunities in clean tech, green building and renewable energy) (“climate risk management”), as determined by the Index Provider.
Eligible securities are then evaluated according to a framework that assigns an initial “GHG Intensity Score,” which corresponds to the issuer’s sector-relative quartile position within the Parent Index based on its Scope 1+2+3 GHG intensity. The score may be improved with a one-quartile or two-quartile adjustment, as summarized below.
An issuer is credited with a two-quartile improvement in its GHG Intensity Score if the issuer either (i) has approved science-based targets (“SBTs”) for emissions reduction or (ii) is assessed by the Index Provider as having a “credible track record” of reduced emissions. Approved SBTs are targets that have been determined by SBTi to align with certain criteria set by SBTi based on climate science.
The criteria for a credible track record of emissions reduction include, among other things, having an average yearly emissions reduction of at least 2% over the past four years (three year-over-year changes) and being ranked in the best quartile of all sector peers in the Parent Index with an average 2% or greater yearly emissions reduction over the past four years (three year-over-year changes).
For the remaining eligible securities, the GHG Intensity Score is improved by one quartile for any issuer that is within the best quartile, on a sector-relative basis within the Parent Index, for either (i) climate risk management or (ii) “green revenue,” each as determined by the Index Provider. An issuer must have at least 5% green revenue to receive the improvement to its GHG Intensity Score. “Green revenue” is defined as the cumulative revenue percentage that a company derives from alternative energy, energy efficiency, sustainable water, green building, pollution prevention and sustainable agriculture.
Eligible securities of each GICS sector are sorted in ascending order of their final GHG Intensity Score (after any improvement) and descending order of float-adjusted market capitalization. For each sector, securities are selected from the top until the total number of selected securities (by count) is approximately 50% of the number of securities in that sector in the Parent Index. Any securities selected in this step that are producers of civilian firearms or ammunition, as determined by the Index Provider, are removed from the Underlying Index.
The Parent Index weights of the remaining selected securities are renormalized to 100%. Sector weights are limited to +/- 5% the weight of that sector in the Parent Index, and individual issuer weights are capped at 5% of the Underlying Index.
The Underlying Index is reconstituted and rebalanced in May and November. The business involvement and firearms exclusionary screens are reviewed quarterly. The ESG controversy screen is reviewed monthly. Existing constituents that meet the exclusion criteria are deleted from the Underlying Index, and the weights of the remaining constituents are renormalized to 100%.
As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods and services and technology industries or sectors. As of August 31, 2025, the Underlying Index had 273 components. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.